Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash paid during the year for:
Interest	$ 31,708	$ 25,680	$ 55,086	$ 44,333	$ 31,732
Income taxes, net of refunds	30,606	19,440	23,025	22,139	7,097
Non-cash investing activities (at fair value):
Transfers of loans to other real estate	$ 6,415	11,315	13,494	11,800	39,732
Transfers of commercial loans to loans held for sale		$ 309,415	318,868	19,400
Transfers of property to other real estate				$ 1,591	$ 7,563
Transfers of loans to other assets (net profits interests)			$ 19,104